`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 31, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	222,600

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Auto Parts Com        COM              00751Y106      996    19752 SH       SOLE                                      19752
American Intl Group Com        COM              026874107     4930    88966 SH       SOLE                                      88966
Amgen Inc                      COM              031162100     4111    70626 SH       SOLE                                      70626
Anheuser Busch                 COM              035229103     4185    88299 SH       SOLE                                      88299
Aquila Inc Com                 COM              03840P102       68    17650 SH       SOLE                                      17650
Aura Sys Inc Com               COM              051526101        0    21100 SH       SOLE                                      21100
Automatic Data Process Com     COM              053015103     4273    95069 SH       SOLE                                      95069
Bank Of America Corp New       COM              060505104      623    14122 SH       SOLE                                      14122
Berkshire Hathaway Inc Del Cl  COM              084670108     2088       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    13023     4560 SH       SOLE                                       4560
Capital Crossing Bk Com        COM              140071101      292     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
ChevronTexaco Corp Com         COM              166764100    13660   234271 SH       SOLE                                     234271
Cisco Sys Inc                  COM              17275R102     8089   452147 SH       SOLE                                     452147
Citigroup Inc.                 COM              172967101      337     7491 SH       SOLE                                       7491
Coca-Cola                      COM              191216100     4380   105116 SH       SOLE                                     105116
Comcast Corp New Cl A          COM              20030N101      332     9842 SH       SOLE                                       9842
ConocoPhillips Com             COM              20825C104     4498    41706 SH       SOLE                                      41706
Dell Computer                  COM              24702R101     8810   229309 SH       SOLE                                     229309
Du Pont E I De Nemours Com     COM              263534109      274     5357 SH       SOLE                                       5357
E M C Corp Mass Com            COM              268648102      465    37731 SH       SOLE                                      37731
Eli Lilly & Co.                COM              532457108     1073    20604 SH       SOLE                                      20604
Exxon Mobil Corp Com           COM              30231G102    17779   298306 SH       SOLE                                     298306
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      362     4605 SH       SOLE                                       4605
First Data Corp Com            COM              319963104     2437    62000 SH       SOLE                                      62000
Gb Hldgs Inc Com               COM              36150A109       51    10123 SH       SOLE                                      10123
General Electric Co            COM              369604103     9060   251255 SH       SOLE                                     251255
Home Depot                     COM              437076102     9609   251282 SH       SOLE                                     251282
Intel                          COM              458140100    10722   461548 SH       SOLE                                     461548
International Business Machine COM              459200101      414     4530 SH       SOLE                                       4530
J P Morgan Chase & Co          COM              46625H100      337     9740 SH       SOLE                                       9740
Johnson & Johnson              COM              478160104     6280    93514 SH       SOLE                                      93514
Juniper Networks Inc Com       COM              48203R104      221    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101     2522    33315 SH       SOLE                                      33315
Lowes Cos Inc Com              COM              548661107      762    13353 SH       SOLE                                      13353
Lucent Technologies Com        COM              549463107       38    13960 SH       SOLE                                      13960
MBIA Inc                       COM              55262C100     1986    37985 SH       SOLE                                      37985
MBNA  Corp Com                 COM              55262L100     5847   238177 SH       SOLE                                     238177
Mcdonalds                      COM              580135101     3183   102218 SH       SOLE                                     102218
Medco Health Solutions Com     COM              58405U102      581    11727 SH       SOLE                                      11727
Medtronic                      COM              585055106     1437    28210 SH       SOLE                                      28210
Microsoft                      COM              594918104     6121   253250 SH       SOLE                                     253250
Nasdaq 100 Tr Unit Ser 1       COM              631100104      576    15740 SH       SOLE                                      15740
Nokia Corp Sponsored Adr       COM              654902204     2524   163571 SH       SOLE                                     163571
Nortel Networks Corp New       COM              656568102      135    49600 SH       SOLE                                      49600
Oracle Corp Com                COM              68389X105     6832   547414 SH       SOLE                                     547414
Pfizer                         COM              717081103     7540   287003 SH       SOLE                                     287003
Pioneer Nat Res Co Com         COM              723787107      214     5000 SH       SOLE                                       5000
Proctor & Gamble               COM              742718109     3288    62033 SH       SOLE                                      62033
SBC Communications Inc         COM              78387G103     1861    78553 SH       SOLE                                      78553
SLM Corp                       COM              78442P106     9651   193646 SH       SOLE                                     193646
Student Loan Corp              COM              863902102    10951    52393 SH       SOLE                                      52393
Teco Energy Inc.               COM              872375100     1289    82179 SH       SOLE                                      82179
United Healthcare Corp Com     COM              91324P102     5072    53173 SH       SOLE                                      53173
Unitrin Inc Com                COM              913275103      252     5550 SH       SOLE                                       5550
Verizon Communications Com     COM              92343V104     1572    44281 SH       SOLE                                      44281
Wal-Mart Stores Inc            COM              931142103      443     8833 SH       SOLE                                       8833
Walgreens, Inc.                COM              931422109     2066    46500 SH       SOLE                                      46500
Walt Disney Co                 COM              254687106      939    32698 SH       SOLE                                      32698
iShares Tr Russell 2000        COM              464287655      710     5811 SH       SOLE                                       5811
iShares Tr S&P Gbl Energy      COM              464287341     4413    52985 SH       SOLE                                      52985
iShares Tr S&P Midcap Value    COM              464287705     4329    34025 SH       SOLE                                      34025
iShares Tr S&P Smlcp Grow      COM              464287887      646     6133 SH       SOLE                                       6133
iShares Tr S&P Smlcp Value     COM              464287879      796     6745 SH       SOLE                                       6745
La Quinta Corp Paired Ctf                       50419U202      245    28806 SH       SOLE                                      28806